Financial Instruments and Derivatives - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Letter of credit amount outstanding	$ 6.5	$ 8.0
Cash	56.9	15.3	$ 62.4
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	479.4	549.4
Senior guaranteed notes	2,096.6	2,253.7
Bank credit facilities	956.7	2,236.9
Undrawn borrowing facilities	2,240.0
Letter of credit amount outstanding	6.5
Cash	56.9
Liquidity risk | 1 year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	479.4	549.4
Senior guaranteed notes	234.6	156.9
Bank credit facilities	39.9	108.2
Liquidity risk | 2 to 3 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Senior guaranteed notes	532.3	486.7
Bank credit facilities	916.8	2,128.7
Liquidity risk | 4 to 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Senior guaranteed notes	829.2	767.0
Bank credit facilities	0.0	0.0
Liquidity risk | More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	0.0	0.0
Senior guaranteed notes	500.5	843.1
Bank credit facilities	$ 0.0	$ 0.0